Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

Investments at Fair Value as of December 31, 2025
	Level 1	Total

Mutual funds	$677,271,672	$677,271,672
Common collective trusts	66,861,438	66,861,438
MSC Industrial Direct Co., Inc. Class A Common Stock	14,239,254	14,239,254

Total Investments at Fair Value	$758,372,364	$758,372,364

Investments at Fair Value as of December 31, 2024
	Level 1	Total

Mutual funds	$615,420,141	$615,420,141
Common collective trusts	67,933,158	67,933,158
MSC Industrial Direct Co., Inc. Class A Common Stock	12,940,222	12,940,222

Total Investments at Fair Value	$696,293,521	$696,293,521